Commitments and Contingencies (Details Narrative)	12 Months Ended
Aug. 31, 2020 USD ($)
Lease description	Term from May 1, 2019 through May 1, 2022 with monthly rent due of $2,200 for the first two years and $2,266 during year three
Estimated cost	$ 1,803,000
Cost of equipment description	The remaining $510,345 will be paid upon the completion of the equipment once the final specifications have been determined pending optimization of the Company’s product iteration specific to this equipment
South Korea [Member]
Lease description	The lease has a term of one year from September 23, 2020 through September 23, 2021.
Operating lease expenses	$ 1,200
Frequency of payment	Monthly